Schedule of Activity for Stock Options and Stock Awards (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of options, Exercised	(4,000,000)
Stock Options [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of options, Outstanding beginning of year	6,000,000
Number of options, Granted	1,000,000
Number of options, Exercised	(1,000,000)
Converted	0
Number of awards, Other	(1,000,000)
Number of options, Outstanding end of year	5,000,000
Weighted average exercise price, Outstanding beginning of year | $ / shares	$ 11.39
Weighted average exercise price, granted | $ / shares	15.55
Weighted average exercise price, exercised | $ / shares	9.54
Weighted average exercise price, Converted | $ / shares	0
Weighted average exercise price,Other | $ / shares	11.49
Weighted average exercise price Outstanding, end of year | $ / shares	$ 11.99
Stock Awards [Member]
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of awards, Outstanding beginning of year	4,000,000
Number of awards, Granted	1,000,000
Number of awards, Exercised	0
Number of awards, Converted	(1,000,000)
Number of awards, Outstanding end of year	4,000,000
Weighted average FMV per award, Outstanding beginning of year | $ / shares	$ 9.97
Weighted average FMV per award, Granted | $ / shares	15.45
Weighted average FMV per award, Exercised | $ / shares	0
Weighted average FMV per award, Converted | $ / shares	$ 10.12
Weighted average FMV per award, Other	0
Weighted average FMV per award, Outstanding, end of year | $ / shares	$ 11.41